Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 94.8%
	COMMUNICATIONS — 1.8%
31,320	ATN International, Inc.	$1,281,615
24,732	World Wrestling Entertainment, Inc. - Class A	2,257,042
		3,538,657
	CONSUMER DISCRETIONARY — 5.1%
118,023	1-800-Flowers.com, Inc. - Class A*	1,357,265
33,727	Carter's, Inc.	2,425,646
113,021	Designer Brands, Inc.	987,804
34,208	KB Home	1,374,477
60,923	Liquidity Services, Inc.*	802,356
43,450	Monro, Inc.	2,147,733
59,784	Wolverine World Wide, Inc.	1,019,317
		10,114,598
	CONSUMER STAPLES — 3.7%
25,608	Chefs' Warehouse, Inc.*	871,952
64,308	Herbalife Nutrition Ltd.*,1	1,035,359
8,889	J & J Snack Foods Corp.	1,317,528
46,691	Nu Skin Enterprises, Inc. - Class A	1,835,423
44,380	TreeHouse Foods, Inc.*	2,238,083
		7,298,345
	ENERGY — 2.4%
256,813	NexTier Oilfield Solutions, Inc.*	2,041,663
120,995	Oceaneering International, Inc.*	2,133,142
271,225	Ring Energy, Inc.*	515,328
		4,690,133
	FINANCIALS — 9.8%
42,042	BankUnited, Inc.	949,308
20,318	Banner Corp.	1,104,690
25,745	Berkshire Hills Bancorp, Inc.	645,170
83,113	BRP Group, Inc. - Class A*	2,116,057
102,506	Byline Bancorp, Inc.	2,216,180
50,869	Customers Bancorp, Inc.*	942,094
35,369	eHealth, Inc.*	331,054
61,592	Flushing Financial Corp.	917,105
78,134	National Bank Holdings Corp. - Class A	2,614,364
51,735	Pacific Premier Bancorp, Inc.	1,242,675
30,322	Texas Capital Bancshares, Inc.*	1,484,565
51,196	United Community Banks, Inc.	1,439,631
68,310	Veritex Holdings, Inc.	1,247,340

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
30,149	Voya Financial, Inc.	$2,154,447
		19,404,680
	HEALTH CARE — 16.4%
62,030	Acadia Healthcare Co., Inc.*	4,481,668
59,415	Avid Bioservices, Inc.*	1,114,625
8,873	Charles River Laboratories International, Inc.*	1,790,749
5,760	Chemed Corp.	3,097,440
134,281	Coherus Biosciences, Inc.*	918,482
76,727	Cross Country Healthcare, Inc.*	1,712,547
26,907	Enhabit, Inc.*	374,276
18,163	Haemonetics Corp.*	1,502,988
34,561	HealthEquity, Inc.*	2,029,076
55,887	Merit Medical Systems, Inc.*	4,132,844
30,357	ModivCare, Inc.*	2,552,417
49,017	Pediatrix Medical Group, Inc.*	730,843
72,957	PetIQ, Inc. - Class A*	834,628
44,573	Prestige Consumer Healthcare, Inc.*	2,791,607
22,351	QuidelOrtho Corp.*	1,991,251
65,399	Supernus Pharmaceuticals, Inc.*	2,369,406
		32,424,847
	INDUSTRIALS — 33.3%
34,229	Advanced Energy Industries, Inc.	3,354,442
54,367	AerCap Holdings NV*,1	3,057,056
31,833	Albany International Corp. - Class A	2,844,597
237,777	Ardmore Shipping Corp.[1]	3,535,744
35,209	ASGN, Inc.*	2,910,728
69,058	AZEK Co., Inc.*	1,625,625
21,893	AZZ, Inc.	902,867
60,554	Barnes Group, Inc.	2,439,115
36,419	Belden, Inc.	3,160,077
41,487	Capital Product Partners LP1	555,511
25,367	Casella Waste Systems, Inc. - Class A*	2,096,836
48,119	Columbus McKinnon Corp.	1,788,102
40,849	Dycom Industries, Inc.*	3,825,509
6,980	FTI Consulting, Inc.*	1,377,503
140,802	Harsco Corp.*	961,678
56,704	Huron Consulting Group, Inc.*	4,557,301
31,946	International Seaways, Inc.[1]	1,331,509
49,447	Itron, Inc.*	2,741,836
57,971	KBR, Inc.	3,191,304

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
60,024	Matthews International Corp. - Class A	$2,164,465
43,562	Mercury Systems, Inc.*	2,226,890
15,644	Novanta, Inc.*,1	2,488,804
74,946	SP Plus Corp.*	2,569,898
36,681	Titan Machinery, Inc.*	1,116,937
123,578	U.S. Xpress Enterprises, Inc. - Class A*	734,053
60,510	Viad Corp.*	1,261,028
68,657	Wabash National Corp.	1,688,276
25,014	Westinghouse Air Brake Technologies Corp.	2,527,915
60,873	WillScot Mobile Mini Holdings Corp.*	2,853,726
		65,889,332
	MATERIALS — 2.8%
112,379	Alamos Gold, Inc. - Class A1	1,374,395
45,167	Silgan Holdings, Inc.	2,424,113
62,864	Summit Materials, Inc. - Class A*	1,790,995
		5,589,503
	REAL ESTATE — 4.1%
111,785	Armada Hoffler Properties, Inc. - REIT	1,320,181
53,414	Community Healthcare Trust, Inc. - REIT	1,954,953
17,849	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	510,481
30,534	JBG SMITH Properties - REIT	459,842
27,474	Safehold, Inc. - REIT	806,910
78,957	STAG Industrial, Inc. - REIT	2,670,326
16,529	Star Holdings*	287,435
		8,010,128
	TECHNOLOGY — 12.4%
87,028	ACI Worldwide, Inc.*	2,348,015
56,334	Adeia, Inc.	499,119
7,092	Aspen Technology, Inc.*	1,623,146
60,008	Benchmark Electronics, Inc.	1,421,589
85,825	Box, Inc. - Class A*	2,299,252
159,286	CalAmp Corp.*	571,837
23,747	Euronet Worldwide, Inc.*	2,657,289
177,554	Infinera Corp.*	1,377,819
21,184	Insight Enterprises, Inc.*	3,028,465
134,938	Knowles Corp.*	2,293,946
52,536	MACOM Technology Solutions Holdings, Inc.*	3,721,650
4,220	Rogers Corp.*	689,675

Aristotle Small Cap Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
103,619	Sonos, Inc.*	$2,033,005
		24,564,807
	UTILITIES — 3.0%
44,076	ALLETE, Inc.	2,837,172
52,852	Unitil Corp.	3,014,678
		5,851,850
	TOTAL COMMON STOCKS
	(Cost $167,993,020)	187,376,880
	EXCHANGE-TRADED FUNDS — 2.6%
14,548	iShares Russell 2000 ETF	2,595,363
18,144	iShares Russell 2000 Value ETF	2,486,091
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $4,969,710)	5,081,454
	SHORT-TERM INVESTMENTS — 2.7%
5,246,540	Goldman Sachs Financial Square Government Fund - Institutional, 4.66%[2]	5,246,540
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $5,246,540)	5,246,540
	TOTAL INVESTMENTS — 100.1%
	(Cost $178,209,270)	197,704,874
	Liabilities in Excess of Other Assets — (0.1)%	(100,949)
	TOTAL NET ASSETS — 100.0%	$197,603,925

LP – Limited Partnership
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.